UNITED STATESSECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

July 31, 2015

1.804820.111
FDE-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 0.3%
Ford Motor Co.	309,524	$4,590
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (a)	285,278	11,049
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	85,883	4,975
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	17,886	9,590
Media - 4.0%
Comcast Corp. Class A	367,843	22,957
Interpublic Group of Companies, Inc.	327,894	6,984
The Walt Disney Co.	214,610	25,753
		55,694
Multiline Retail - 1.7%
Dillard's, Inc. Class A	102,482	10,441
Macy's, Inc.	121,466	8,388
Target Corp.	66,221	5,420
		24,249
Specialty Retail - 4.5%
Best Buy Co., Inc.	291,036	9,398
GameStop Corp. Class A (b)	158,292	7,258
Home Depot, Inc.	106,268	12,437
L Brands, Inc.	143,510	11,584
Lowe's Companies, Inc.	19,803	1,374
Ross Stores, Inc.	177,779	9,451
Staples, Inc.	728,653	10,718
		62,220
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	63,716	7,341
PVH Corp.	27,494	3,190
		10,531

TOTAL CONSUMER DISCRETIONARY		182,898

CONSUMER STAPLES - 8.1%
Beverages - 1.7%
Monster Beverage Corp. (a)	93,182	14,308
PepsiCo, Inc.	95,357	9,188
		23,496
Food & Staples Retailing - 2.5%
CVS Health Corp.	187,769	21,118
Kroger Co.	366,998	14,401
		35,519
Household Products - 1.8%
Procter & Gamble Co.	337,616	25,895
Personal Products - 1.1%
Coty, Inc. Class A	178,600	4,774
Herbalife Ltd. (a)	203,540	10,277
		15,051
Tobacco - 1.0%
Altria Group, Inc.	246,115	13,384

TOTAL CONSUMER STAPLES		113,345

ENERGY - 6.1%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	217,496	10,975
Frank's International NV	296,542	4,801
Schlumberger Ltd.	25,926	2,147
		17,923
Oil, Gas & Consumable Fuels - 4.8%
California Resources Corp.	1,276,793	5,401
Chevron Corp.	249,036	22,035
Exxon Mobil Corp.	105,472	8,354
HollyFrontier Corp.	176,887	8,537
Kinder Morgan, Inc.	109,900	3,807
PBF Energy, Inc. Class A	68,170	2,152
Phillips 66 Co.	113,541	9,027
World Fuel Services Corp.	199,511	8,110
		67,423

TOTAL ENERGY		85,346

FINANCIALS - 15.7%
Banks - 7.7%
Bank of America Corp.	1,389,619	24,846
Citigroup, Inc.	435,781	25,476
JPMorgan Chase & Co.	444,510	30,462
Wells Fargo & Co.	456,644	26,426
		107,210
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	81,069	16,625
Consumer Finance - 2.4%
Capital One Financial Corp.	167,385	13,608
Navient Corp.	586,791	9,213
Santander Consumer U.S.A. Holdings, Inc. (a)	436,339	10,551
		33,372
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	139,657	19,935
Insurance - 0.7%
Assured Guaranty Ltd.	415,897	10,173
Real Estate Investment Trusts - 1.4%
Public Storage	68,124	13,978
Two Harbors Investment Corp.	478,607	4,891
		18,869
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	317,478	12,055
Jones Lang LaSalle, Inc.	3,154	562
		12,617

TOTAL FINANCIALS		218,801

HEALTH CARE - 17.6%
Biotechnology - 4.6%
Amgen, Inc.	116,682	20,605
Biogen, Inc. (a)	33,184	10,578
Gilead Sciences, Inc.	207,536	24,460
Regeneron Pharmaceuticals, Inc. (a)	15,030	8,322
		63,965
Health Care Equipment & Supplies - 0.3%
Medtronic PLC	48,986	3,840
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	115,536	12,218
Cardinal Health, Inc.	152,840	12,988
Centene Corp. (a)	143,520	10,065
Express Scripts Holding Co. (a)	177,643	16,000
McKesson Corp.	66,285	14,620
UnitedHealth Group, Inc.	63,553	7,715
		73,606
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	132,418	5,423
Pharmaceuticals - 7.1%
AbbVie, Inc.	292,042	20,446
Allergan PLC (a)	65,616	21,729
Eli Lilly & Co.	200,711	16,962
Endo Health Solutions, Inc. (a)	55,115	4,825
Johnson & Johnson	323,500	32,418
Perrigo Co. PLC	14,978	2,879
		99,259

TOTAL HEALTH CARE		246,093

INDUSTRIALS - 8.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	24,140	3,600
Huntington Ingalls Industries, Inc.	91,648	10,760
L-3 Communications Holdings, Inc.	8,766	1,012
Spirit AeroSystems Holdings, Inc. Class A (a)	22,236	1,252
The Boeing Co.	38,114	5,495
Triumph Group, Inc.	162,762	8,765
Vectrus, Inc. (a)	73,569	1,707
		32,591
Air Freight & Logistics - 0.9%
FedEx Corp.	71,007	12,172
Airlines - 0.1%
United Continental Holdings, Inc. (a)	29,848	1,683
Commercial Services & Supplies - 0.8%
R.R. Donnelley & Sons Co. (b)	610,117	10,708
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	337,422	10,403
Electrical Equipment - 0.3%
Acuity Brands, Inc.	19,812	3,986
Industrial Conglomerates - 2.1%
General Electric Co.	1,105,247	28,847
Professional Services - 0.8%
Manpower, Inc.	121,460	10,990

TOTAL INDUSTRIALS		111,380

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc.	924,380	9,484
CommScope Holding Co., Inc. (a)	181,690	5,700
		15,184
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	493,028	9,984
Internet Software & Services - 2.7%
eBay, Inc. (a)	251,883	7,083
Facebook, Inc. Class A (a)	82,246	7,732
Google, Inc.:
Class A (a)	30,664	20,162
Class C	3,530	2,208
		37,185
IT Services - 5.2%
Booz Allen Hamilton Holding Corp. Class A	422,096	11,705
Cognizant Technology Solutions Corp. Class A (a)	221,686	13,988
Leidos Holdings, Inc.	205,504	8,385
Total System Services, Inc.	248,233	11,473
Visa, Inc. Class A	207,776	15,654
Xerox Corp.	1,063,665	11,722
		72,927
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	100,117	12,529
Broadcom Corp. Class A	39,248	1,986
Micron Technology, Inc. (a)	677,510	12,541
Qorvo, Inc. (a)	73,082	4,235
		31,291
Software - 3.5%
Citrix Systems, Inc. (a)	58,529	4,425
Electronic Arts, Inc. (a)	58,869	4,212
Microsoft Corp.	198,584	9,274
Oracle Corp.	500,590	19,994
Rovi Corp. (a)(b)	361,368	3,971
Salesforce.com, Inc. (a)	99,624	7,302
		49,178
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	526,230	63,828
Hewlett-Packard Co.	478,800	14,613
Seagate Technology LLC	22,550	1,141
Western Digital Corp.	35,800	3,081
		82,663

TOTAL INFORMATION TECHNOLOGY		298,412

MATERIALS - 4.6%
Chemicals - 1.5%
Ashland, Inc.	50,693	5,795
LyondellBasell Industries NV Class A	140,964	13,227
The Mosaic Co.	34,954	1,501
		20,523
Containers & Packaging - 1.6%
Sealed Air Corp.	218,098	11,596
WestRock Co.	165,252	10,421
		22,017
Metals & Mining - 0.8%
Steel Dynamics, Inc.	533,304	10,682
Paper & Forest Products - 0.7%
Domtar Corp.	255,115	10,373

TOTAL MATERIALS		63,595

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	538,378	25,191
UTILITIES - 2.1%
Electric Utilities - 1.6%
Entergy Corp.	157,116	11,158
Exelon Corp.	356,167	11,429
		22,587
Gas Utilities - 0.5%
UGI Corp.	200,247	7,317

TOTAL UTILITIES		29,904

TOTAL COMMON STOCKS
(Cost $1,272,036)		1,374,965

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.17% (c)	22,530,485	22,530
Fidelity Securities Lending Cash Central Fund, 0.18% (c)(d)	14,232,900	14,233
TOTAL MONEY MARKET FUNDS
(Cost $36,763)		36,763
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,308,799)		1,411,728
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,904)
NET ASSETS - 100%		$1,395,824

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$30
Fidelity Securities Lending Cash Central Fund	273
Total	$303

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,310,703,000. Net unrealized appreciation aggregated $101,025,000, of which $149,126,000 related to appreciated investment securities and $48,101,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2015

1.804834.111
CAF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 28.5%
Auto Components - 0.4%
Tenneco, Inc. (a)	140,074	$6,977
Visteon Corp. (a)	297,392	29,599
		36,576
Automobiles - 2.5%
Ford Motor Co.	13,611,742	201,862
Suzuki Motor Corp.	569,800	19,864
		221,726
Hotels, Restaurants & Leisure - 9.7%
Dalata Hotel Group PLC (a)	4,684,300	21,504
Dunkin' Brands Group, Inc. (b)	440,321	23,729
Hilton Worldwide Holdings, Inc.	1,236,292	33,194
Las Vegas Sands Corp.	4,422,847	247,856
Paddy Power PLC (Ireland)	840,555	74,996
Sonic Corp.	1,493,200	44,378
Starbucks Corp.	2,864,948	165,966
Whitbread PLC	1,885,561	152,824
Wyndham Worldwide Corp.	1,304,489	107,646
		872,093
Household Durables - 0.6%
Cairn Homes PLC (a)(c)	25,671,100	30,590
Tempur Sealy International, Inc. (a)	328,309	24,804
		55,394
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	58,400	31,311
Leisure Products - 1.6%
Polaris Industries, Inc.	1,025,837	140,601
Media - 4.3%
Havas SA	4,175,200	35,904
Interpublic Group of Companies, Inc.	4,012,294	85,462
ITV PLC	5,943,600	26,054
The Walt Disney Co.	2,001,481	240,178
		387,598
Multiline Retail - 1.5%
Dillard's, Inc. Class A	533,157	54,318
JC Penney Corp., Inc. (a)(b)	10,226,450	84,266
		138,584
Specialty Retail - 7.5%
AutoZone, Inc. (a)	203,827	142,870
Home Depot, Inc.	2,260,900	264,593
L Brands, Inc.	544,920	43,986
Outerwall, Inc. (b)	142,156	10,067
TJX Companies, Inc.	1,272,815	88,868
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	310,263	51,513
Urban Outfitters, Inc. (a)	1,358,494	44,314
Williams-Sonoma, Inc.	371,100	31,417
		677,628

TOTAL CONSUMER DISCRETIONARY		2,561,511

CONSUMER STAPLES - 0.6%
Food Products - 0.1%
Associated British Foods PLC	194,700	9,803
Tobacco - 0.5%
Imperial Tobacco Group PLC	741,981	38,991

TOTAL CONSUMER STAPLES		48,794

FINANCIALS - 19.4%
Banks - 3.1%
JPMorgan Chase & Co.	4,097,200	280,781
Capital Markets - 11.2%
Ameriprise Financial, Inc.	2,562,534	322,034
BlackRock, Inc. Class A	504,416	169,645
Charles Schwab Corp.	2,996,082	104,503
E*TRADE Financial Corp. (a)	6,862,443	195,031
Goldman Sachs Group, Inc.	791,512	162,315
Morgan Stanley	681,700	26,477
Waddell & Reed Financial, Inc. Class A	562,391	25,257
		1,005,262
Diversified Financial Services - 5.1%
CME Group, Inc.	1,747,344	167,815
McGraw Hill Financial, Inc.	2,117,042	215,409
Moody's Corp.	661,537	73,054
		456,278

TOTAL FINANCIALS		1,742,321

HEALTH CARE - 31.7%
Biotechnology - 22.3%
Actelion Ltd.	791,990	117,122
Amgen, Inc.	1,828,823	322,952
Baxalta, Inc.	1,307,996	42,942
Biogen, Inc. (a)	649,862	207,163
Celgene Corp. (a)	3,472,494	455,765
Gilead Sciences, Inc.	5,969,202	703,534
Medivation, Inc. (a)	1,514,183	159,489
		2,008,967
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	4,992,294	86,566
Health Care Providers & Services - 0.8%
McKesson Corp.	333,100	73,472
Pharmaceuticals - 7.6%
AbbVie, Inc.	1,121,100	78,488
Allergan PLC (a)	455,036	150,685
Astellas Pharma, Inc.	3,469,200	52,261
Cardiome Pharma Corp. (a)	553,563	5,021
Jazz Pharmaceuticals PLC (a)	1,114,010	214,157
Mylan N.V.	500,267	28,010
Pacira Pharmaceuticals, Inc. (a)(b)	1,092,935	72,593
Shire PLC	523,368	46,525
Teva Pharmaceutical Industries Ltd. sponsored ADR	486,800	33,599
		681,339

TOTAL HEALTH CARE		2,850,344

INDUSTRIALS - 4.0%
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	1,022,300	75,763
Electrical Equipment - 0.4%
Acuity Brands, Inc.	157,297	31,647
Industrial Conglomerates - 1.1%
General Electric Co.	3,860,268	100,753
Machinery - 0.7%
Wabtec Corp.	625,254	63,269
Road & Rail - 1.0%
Union Pacific Corp.	881,691	86,044

TOTAL INDUSTRIALS		357,476

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.1%
Cisco Systems, Inc.	3,407,432	96,839
Electronic Equipment & Components - 0.1%
Zebra Technologies Corp. Class A (a)	107,200	11,538
Internet Software & Services - 0.7%
Facebook, Inc. Class A (a)	292,100	27,460
Google, Inc. Class A (a)	58,400	38,398
		65,858
IT Services - 0.4%
PayPal Holdings, Inc. (a)	492,400	19,056
Visa, Inc. Class A	146,000	11,000
		30,056
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	3,713,341	184,405
Software - 2.0%
Adobe Systems, Inc. (a)	1,985,160	162,763
Autodesk, Inc. (a)	369,500	18,689
		181,452
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	2,594,793	314,748

TOTAL INFORMATION TECHNOLOGY		884,896

MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	1,514,715	89,671
Potash Corp. of Saskatchewan, Inc.	2,437,360	66,308
		155,979
TOTAL COMMON STOCKS
(Cost $6,683,709)		8,601,321

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.17% (d)	529,693,064	529,693
Fidelity Securities Lending Cash Central Fund, 0.18% (d)(e)	100,816,350	100,816
TOTAL MONEY MARKET FUNDS
(Cost $630,509)		630,509
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $7,314,218)		9,231,830
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(247,105)
NET ASSETS - 100%		$8,984,725

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$572
Fidelity Securities Lending Cash Central Fund	1,091
Total	$1,663

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cairn Homes PLC	$--	$29,084	$--	$--	$30,590
Oxford Industries, Inc.	52,998	--	57,067	188	--
Total	$52,998	$29,084	$57,067	$188	$30,590

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,561,511	$2,561,511	$--	$--
Consumer Staples	48,794	48,794	--	--
Financials	1,742,321	1,742,321	--	--
Health Care	2,850,344	2,803,819	46,525	--
Industrials	357,476	357,476	--	--
Information Technology	884,896	884,896	--	--
Materials	155,979	155,979	--	--
Money Market Funds	630,509	630,509	--	--
Total Investments in Securities:	$9,231,830	$9,185,305	$46,525	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $7,317,740,000. Net unrealized appreciation aggregated $1,914,090,000, of which $2,007,603,000 related to appreciated investment securities and $93,513,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2015

1.804874.111
TQG-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Household Durables - 0.6%
Whirlpool Corp.	71,000	$12,618,830
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	142,300	76,294,145
Media - 2.2%
The Walt Disney Co.	387,000	46,440,000
Specialty Retail - 2.1%
AutoZone, Inc. (a)	35,100	24,602,994
Home Depot, Inc.	158,000	18,490,740
		43,093,734
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	196,000	22,583,120

TOTAL CONSUMER DISCRETIONARY		201,029,829

CONSUMER STAPLES - 9.0%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	162,000	19,443,240
Food & Staples Retailing - 5.2%
CVS Health Corp.	968,000	108,870,960
Food Products - 1.2%
Post Holdings, Inc. (a)	178,000	9,565,720
The Hain Celestial Group, Inc. (a)	242,000	16,451,160
		26,016,880
Personal Products - 1.7%
Estee Lauder Companies, Inc. Class A	387,000	34,485,570

TOTAL CONSUMER STAPLES		188,816,650

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	161,100	4,214,376
EQT Corp.	114,000	8,760,900
Marathon Petroleum Corp.	961,000	52,537,870
		65,513,146
FINANCIALS - 19.3%
Banks - 8.4%
Citigroup, Inc.	730,000	42,675,800
JPMorgan Chase & Co.	642,000	43,996,260
SVB Financial Group (a)	304,000	43,502,400
Wells Fargo & Co.	794,000	45,948,780
		176,123,240
Diversified Financial Services - 9.2%
McGraw Hill Financial, Inc.	1,510,000	153,642,499
Moody's Corp.	351,000	38,760,930
		192,403,429
Insurance - 0.3%
ACE Ltd.	60,000	6,526,200
Real Estate Investment Trusts - 1.4%
American Tower Corp.	300,000	28,533,000

TOTAL FINANCIALS		403,585,869

HEALTH CARE - 21.3%
Biotechnology - 10.2%
Amgen, Inc.	125,000	22,073,750
Celgene Corp. (a)	330,000	43,312,500
Gilead Sciences, Inc.	846,000	99,709,560
Intercept Pharmaceuticals, Inc. (a)(b)	145,279	38,326,053
Medivation, Inc. (a)	100,000	10,533,000
		213,954,863
Health Care Equipment & Supplies - 1.8%
The Cooper Companies, Inc.	211,427	37,422,579
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	364,000	44,189,600
Pharmaceuticals - 7.2%
Allergan PLC (a)	217,060	71,879,419
Bristol-Myers Squibb Co.	416,900	27,365,316
Prestige Brands Holdings, Inc. (a)	1,054,500	50,215,290
		149,460,025

TOTAL HEALTH CARE		445,027,067

INDUSTRIALS - 4.8%
Airlines - 4.5%
Alaska Air Group, Inc.	890,081	67,423,636
Spirit Airlines, Inc. (a)	459,123	27,464,738
		94,888,374
Machinery - 0.3%
Deere & Co.	68,000	6,430,760

TOTAL INDUSTRIALS		101,319,134

INFORMATION TECHNOLOGY - 30.9%
Electronic Equipment & Components - 5.0%
Zebra Technologies Corp. Class A (a)	978,000	105,262,140
Internet Software & Services - 8.3%
Facebook, Inc. Class A (a)	860,700	80,914,407
Google, Inc. Class A (a)	141,600	93,102,000
		174,016,407
IT Services - 8.5%
Cognizant Technology Solutions Corp. Class A (a)	402,316	25,386,140
MasterCard, Inc. Class A	631,000	61,459,400
PayPal Holdings, Inc. (a)	759,000	29,373,300
Visa, Inc. Class A	804,000	60,573,360
		176,792,200
Semiconductors & Semiconductor Equipment - 0.4%
Avago Technologies Ltd.	29,000	3,629,060
NXP Semiconductors NV (a)	46,460	4,506,155
		8,135,215
Software - 8.7%
Adobe Systems, Inc. (a)	1,477,626	121,150,556
Intuit, Inc.	576,000	60,923,520
		182,074,076

TOTAL INFORMATION TECHNOLOGY		646,280,038

UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
Dynegy, Inc. (a)	971,175	25,299,109
TOTAL COMMON STOCKS
(Cost $1,742,237,359)		2,076,870,842

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.17% (c)	5,265,552	5,265,552
Fidelity Securities Lending Cash Central Fund, 0.18% (c)(d)	13,362,500	13,362,500
TOTAL MONEY MARKET FUNDS
(Cost $18,628,052)		18,628,052
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,760,865,411)		2,095,498,894
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,639,251)
NET ASSETS - 100%		$2,092,859,643

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,588
Fidelity Securities Lending Cash Central Fund	48,865
Total	$64,453

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,763,234,184. Net unrealized appreciation aggregated $332,264,710, of which $360,426,422 related to appreciated investment securities and $28,161,712 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2015

1.804828.111
VAL-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 1.6%
Delphi Automotive PLC		326,100	$25,462
Horizon Global Corp. (a)		516,306	6,464
Tenneco, Inc. (a)		459,600	22,893
The Goodyear Tire & Rubber Co.		1,206,200	36,343
Visteon Corp. (a)		579,510	57,679
			148,841
Automobiles - 0.1%
Harley-Davidson, Inc.		210,100	12,249
Distributors - 0.1%
Uni-Select, Inc.		263,800	11,862
Diversified Consumer Services - 1.6%
H&R Block, Inc.		1,432,459	47,687
Houghton Mifflin Harcourt Co. (a)		3,120,606	81,541
Service Corp. International		634,227	19,350
			148,578
Hotels, Restaurants & Leisure - 0.6%
DineEquity, Inc.		253,600	26,377
Wyndham Worldwide Corp.		300,000	24,756
			51,133
Household Durables - 0.7%
Jarden Corp. (a)		386,550	21,260
Whirlpool Corp.		263,000	46,743
			68,003
Leisure Products - 0.7%
Mattel, Inc. (b)		1,039,600	24,129
Vista Outdoor, Inc. (a)		861,500	40,637
			64,766
Media - 1.9%
Liberty Broadband Corp. Class C (a)		639,671	34,242
Live Nation Entertainment, Inc. (a)		2,016,960	52,885
Omnicom Group, Inc.		268,200	19,600
Sinclair Broadcast Group, Inc. Class A (b)		752,456	21,836
Starz Series A (a)		691,000	27,951
Twenty-First Century Fox, Inc. Class B		610,500	20,464
			176,978
Multiline Retail - 0.6%
Dillard's, Inc. Class A		151,200	15,404
Kohl's Corp.		730,317	44,783
			60,187
Specialty Retail - 2.4%
Advance Auto Parts, Inc.		200,720	34,967
AutoZone, Inc. (a)		46,100	32,313
Chico's FAS, Inc.		1,459,657	22,216
GameStop Corp. Class A		735,800	33,736
GNC Holdings, Inc.		409,600	20,156
Staples, Inc.		3,473,000	51,088
The Men's Wearhouse, Inc.		507,219	30,190
			224,666
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.		838,000	27,027
Ralph Lauren Corp.		152,400	19,186
			46,213

TOTAL CONSUMER DISCRETIONARY			1,013,476

CONSUMER STAPLES - 3.2%
Beverages - 1.0%
C&C Group PLC		5,987,868	23,332
Coca-Cola Enterprises, Inc.		250,100	12,775
Cott Corp. (a)		3,572,711	40,157
Molson Coors Brewing Co. Class B		294,886	20,978
			97,242
Food & Staples Retailing - 0.2%
Sysco Corp.		423,500	15,377
Food Products - 1.6%
Bunge Ltd.		298,009	23,796
ConAgra Foods, Inc.		451,000	19,871
Darling International, Inc. (a)		2,313,900	29,734
Dean Foods Co.		667,758	11,886
Greencore Group PLC		4,740,159	23,421
Pinnacle Foods, Inc.		234,900	10,559
The J.M. Smucker Co.		270,831	30,249
			149,516
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)		594,800	16,934
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A		564,500	22,382

TOTAL CONSUMER STAPLES			301,451

ENERGY - 7.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.		993,700	57,784
BW Offshore Ltd.		10,736,023	6,440
Dril-Quip, Inc. (a)		430,400	25,140
FMC Technologies, Inc. (a)		529,400	17,343
Halliburton Co.		616,700	25,772
Odfjell Drilling A/S (a)		2,881,782	2,117
SBM Offshore NV (a)(b)		1,894,800	23,109
Schlumberger Ltd.		257,900	21,359
			179,064
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.		408,700	30,387
Apache Corp.		543,900	24,943
Boardwalk Pipeline Partners, LP		666,500	9,278
California Resources Corp.		4,040,400	17,091
Cobalt International Energy, Inc. (a)		2,629,500	20,273
Diamondback Energy, Inc.		468,200	31,510
Energen Corp.		423,170	23,359
EQT Corp.		672,800	51,705
Golar LNG Ltd.		655,400	28,228
Hess Corp.		492,300	29,051
Hoegh LNG Holdings Ltd.		642,466	10,264
Imperial Oil Ltd.		961,000	35,557
Kinder Morgan, Inc.		688,200	23,839
Lundin Petroleum AB (a)		2,053,100	29,773
Marathon Oil Corp.		1,500,900	31,534
Marathon Petroleum Corp.		521,446	28,507
Newfield Exploration Co. (a)		1,188,110	38,958
Northern Oil & Gas, Inc. (a)		1,096,291	5,218
Scorpio Tankers, Inc.		1,352,445	14,525
Stone Energy Corp. (a)		2,048,500	11,861
Whiting Petroleum Corp. (a)		1,180,844	24,195
			520,056

TOTAL ENERGY			699,120

FINANCIALS - 30.3%
Banks - 5.9%
Bank of Ireland (a)		22,747,694	9,575
Barclays PLC sponsored ADR		1,856,558	33,381
CIT Group, Inc.		1,209,576	56,898
Citigroup, Inc.		507,116	29,646
EFG Eurobank Ergasias SA (a)		79,196,000	10,136
First Citizen Bancshares, Inc. (a)		158,592	40,653
First Citizen Bancshares, Inc. Class A		135,301	34,683
First Niagara Financial Group, Inc.		3,785,900	36,761
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (c)		2,768,400	9,946
Hilltop Holdings, Inc. (a)		1,238,714	26,075
Investors Bancorp, Inc.		490,100	5,969
JPMorgan Chase & Co.		796,017	54,551
M&T Bank Corp.		262,181	34,385
PNC Financial Services Group, Inc.		330,944	32,492
Prosperity Bancshares, Inc.		427,600	23,343
U.S. Bancorp		1,850,615	83,666
Wells Fargo & Co.		582,028	33,682
			555,842
Capital Markets - 4.3%
American Capital Ltd. (a)		792,300	10,387
Apollo Global Management LLC Class A		1,090,732	22,436
Ares Capital Corp.		2,148,743	34,573
Artisan Partners Asset Management, Inc.		546,300	26,086
E*TRADE Financial Corp. (a)		988,246	28,086
Fortress Investment Group LLC		2,708,628	18,527
Franklin Resources, Inc.		484,800	22,083
Invesco Ltd.		1,798,021	69,404
Julius Baer Group Ltd.		234,760	12,986
KKR & Co. LP		2,011,568	48,076
NorthStar Asset Management Group, Inc.		1,193,959	21,873
The Blackstone Group LP		1,250,804	49,094
UBS Group AG		702,380	16,173
Virtus Investment Partners, Inc.		211,300	25,538
			405,322
Consumer Finance - 2.8%
Capital One Financial Corp.		1,245,591	101,267
Discover Financial Services		1,229,600	68,624
Navient Corp.		3,388,168	53,194
Springleaf Holdings, Inc. (a)		872,438	44,067
			267,152
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)		712,289	101,672
Element Financial Corp. (a)		623,500	9,449
Leucadia National Corp.		544,100	12,797
			123,918
Insurance - 6.1%
ACE Ltd.		748,148	81,376
AFLAC, Inc.		532,446	34,103
Allstate Corp.		538,685	37,142
AMBAC Financial Group, Inc. (a)(b)		2,040,459	32,729
Arch Capital Group Ltd. (a)		375,700	26,810
Brown & Brown, Inc.		1,173,300	39,247
First American Financial Corp.		721,600	29,283
Greenlight Capital Re, Ltd. (a)		697,643	19,408
Old Republic International Corp.		1,190,305	19,914
Principal Financial Group, Inc.		759,800	42,176
ProAssurance Corp.		540,107	26,082
Progressive Corp.		623,700	19,023
Prudential PLC		1,004,539	23,632
Reinsurance Group of America, Inc.		565,193	54,552
StanCorp Financial Group, Inc.		351,328	40,058
Torchmark Corp.		703,951	43,370
			568,905
Real Estate Investment Trusts - 7.9%
American Capital Agency Corp.		321,806	6,198
American Tower Corp.		546,004	51,930
Annaly Capital Management, Inc.		742,100	7,384
CBL & Associates Properties, Inc.		1,917,400	31,330
Douglas Emmett, Inc.		598,600	17,545
Equity Commonwealth (a)		148,400	3,888
Equity Lifestyle Properties, Inc.		1,255,469	72,667
Extra Space Storage, Inc.		789,200	58,022
First Potomac Realty Trust		593,700	6,738
General Growth Properties, Inc.		103,900	2,820
Grivalia Properties REIC (d)		5,280,702	40,700
iStar Financial, Inc. (a)		4,208,565	55,132
Lamar Advertising Co. Class A		649,800	39,020
Liberty Property Trust (SBI)		98,900	3,366
MFA Financial, Inc.		2,425,390	18,263
National Retail Properties, Inc.		49,500	1,840
NorthStar Realty Finance Corp.		2,045,559	32,729
Outfront Media, Inc.		1,652,500	41,527
Sun Communities, Inc.		971,049	67,498
Ventas, Inc.		1,020,300	68,452
VEREIT, Inc.		6,293,800	55,134
Vornado Realty Trust		49,500	4,829
WP Glimcher, Inc.		3,916,500	53,029
			740,041
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc.		22,200	773
Brookfield Asset Management, Inc. Class A		416,050	14,525
CBRE Group, Inc. (a)		676,000	25,668
Forest City Enterprises, Inc. Class A (a)		1,210,195	28,258
Kennedy Wilson Europe Real Estate PLC		1,244,606	22,255
Kennedy-Wilson Holdings, Inc.		1,304,514	33,030
Realogy Holdings Corp. (a)		823,200	37,472
			161,981
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.		1,523,300	25,683

TOTAL FINANCIALS			2,848,844

HEALTH CARE - 5.6%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)		317,700	20,301
United Therapeutics Corp. (a)		39,600	6,707
			27,008
Health Care Equipment & Supplies - 0.7%
St. Jude Medical, Inc.		207,100	15,288
The Cooper Companies, Inc.		81,900	14,496
Zimmer Biomet Holdings, Inc.		304,900	31,731
			61,515
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)		2,800,368	7,309
Brookdale Senior Living, Inc. (a)		391,500	12,970
Community Health Systems, Inc. (a)		415,517	24,312
Express Scripts Holding Co. (a)		241,600	21,761
Laboratory Corp. of America Holdings (a)		458,800	58,401
Universal Health Services, Inc. Class B		163,600	23,760
			148,513
Health Care Technology - 0.4%
CompuGroup Medical AG		1,090,604	34,441
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.		539,273	22,083
Pharmaceuticals - 2.4%
Allergan PLC (a)		93,100	30,830
Jazz Pharmaceuticals PLC (a)		477,367	91,769
Perrigo Co. PLC		152,100	29,234
Teva Pharmaceutical Industries Ltd. sponsored ADR		666,517	46,003
The Medicines Company (a)		206,600	6,485
Theravance, Inc.		1,701,946	26,074
			230,395

TOTAL HEALTH CARE			523,955

INDUSTRIALS - 11.3%
Aerospace & Defense - 3.0%
Aerojet Rocketdyne Holdings, Inc. (a)		2,991,459	70,030
Curtiss-Wright Corp.		751,585	50,634
L-3 Communications Holdings, Inc.		556,290	64,229
Meggitt PLC		2,532,000	18,367
Orbital ATK, Inc.		551,300	39,115
Rolls-Royce Group PLC		1,126,100	13,963
Textron, Inc.		658,300	28,768
			285,106
Air Freight & Logistics - 0.5%
FedEx Corp.		120,660	20,684
Hub Group, Inc. Class A (a)		431,398	18,175
PostNL NV (a)		2,321,354	9,973
			48,832
Airlines - 0.3%
American Airlines Group, Inc.		580,600	23,282
Building Products - 0.6%
Allegion PLC		814,960	51,522
Commercial Services & Supplies - 0.8%
ADT Corp. (b)		1,127,469	38,932
Regus PLC		6,955,900	30,502
West Corp.		333,000	9,607
			79,041
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)		3,201,806	98,712
Astaldi SpA (b)		2,264,841	21,789
Jacobs Engineering Group, Inc. (a)		567,000	23,882
			144,383
Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc. (a)		693,276	13,671
BWX Technologies, Inc.		1,713,697	42,088
EnerSys		60,100	3,753
OSRAM Licht AG		473,711	26,970
Regal Beloit Corp.		493,600	34,271
			120,753
Machinery - 1.9%
AGCO Corp.		751,400	41,335
Deere & Co.		179,626	16,987
Manitowoc Co., Inc. (b)		1,519,607	26,851
Melrose PLC		4,997,500	21,602
Pall Corp.		67,000	8,472
Pentair PLC		381,900	23,223
Sulzer AG (Reg.)		205,150	21,061
TriMas Corp. (a)		943,666	22,176
			181,707
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)(b)		4,238,972	3,326
Road & Rail - 0.3%
CSX Corp.		744,600	23,291
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)		1,080,699	50,620
MRC Global, Inc. (a)		1,102,513	14,167
Noble Group Ltd.		26,346,900	8,738
Veritiv Corp. (a)		194,836	7,260
WESCO International, Inc. (a)		339,870	20,854
			101,639

TOTAL INDUSTRIALS			1,062,882

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.9%
CommScope Holding Co., Inc. (a)		801,700	25,149
Harris Corp.		501,500	41,594
Plantronics, Inc.		435,465	25,292
QUALCOMM, Inc.		1,353,054	87,123
			179,158
Electronic Equipment & Components - 1.5%
Flextronics International Ltd. (a)		1,189,900	13,101
Ingram Micro, Inc. Class A		2,085,841	56,797
Jabil Circuit, Inc.		1,626,903	32,945
SYNNEX Corp.		52,397	3,963
TE Connectivity Ltd.		377,766	23,014
TTM Technologies, Inc. (a)		1,618,960	14,781
			144,601
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)		325,200	12,149
EVERTEC, Inc.		907,600	17,081
Leidos Holdings, Inc.		615,200	25,100
Science Applications International Corp.		341,700	18,342
Total System Services, Inc.		838,460	38,754
Unisys Corp. (a)		1,824,270	28,951
			140,377
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A		453,601	22,957
Marvell Technology Group Ltd.		4,863,200	60,498
Maxim Integrated Products, Inc.		2,133,500	72,624
Semtech Corp. (a)		1,393,100	24,505
			180,584
Software - 3.4%
Activision Blizzard, Inc.		1,443,096	37,217
Cadence Design Systems, Inc. (a)(b)		1,657,500	34,758
CommVault Systems, Inc. (a)		212,200	7,951
Constellation Software, Inc.		29,300	13,028
Interactive Intelligence Group, Inc. (a)(b)		536,600	22,247
Oracle Corp.		1,063,107	42,460
Parametric Technology Corp. (a)		625,200	22,726
Progress Software Corp. (a)		633,500	18,802
Symantec Corp.		3,752,378	85,329
Synopsys, Inc. (a)		695,900	35,380
			319,898
Technology Hardware, Storage & Peripherals - 2.1%
EMC Corp.		908,162	24,420
Hewlett-Packard Co.		2,162,000	65,984
NCR Corp. (a)		546,900	15,062
Samsung Electronics Co. Ltd.		45,117	45,851
Western Digital Corp.		491,800	42,324
			193,641

TOTAL INFORMATION TECHNOLOGY			1,158,259

MATERIALS - 7.0%
Chemicals - 3.5%
Agrium, Inc.		480,300	49,137
Axalta Coating Systems		838,600	26,676
CF Industries Holdings, Inc.		597,900	35,396
Cytec Industries, Inc.		494,300	36,692
Eastman Chemical Co.		807,003	63,269
LyondellBasell Industries NV Class A		212,180	19,909
Methanex Corp.		1,360,966	61,334
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		1,256,500	16,975
Tronox Ltd. Class A		890,480	9,777
Valspar Corp.		120,200	10,010
			329,175
Containers & Packaging - 2.0%
Avery Dennison Corp.		467,000	28,417
Graphic Packaging Holding Co.		1,320,200	19,935
Packaging Corp. of America		320,300	22,674
Sonoco Products Co.		662,878	27,364
WestRock Co.		1,496,168	94,348
			192,738
Metals & Mining - 1.5%
Compass Minerals International, Inc.		908,300	72,664
Freeport-McMoRan, Inc.		1,487,000	17,472
Steel Dynamics, Inc.		1,263,300	25,304
SunCoke Energy, Inc.		1,988,384	24,437
			139,877

TOTAL MATERIALS			661,790

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.		1,246,591	35,653
Frontier Communications Corp. (b)		3,558,404	16,796
			52,449
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)		1,131,400	22,289

TOTAL TELECOMMUNICATION SERVICES			74,738

UTILITIES - 9.6%
Electric Utilities - 4.7%
Edison International		2,402,193	144,156
Exelon Corp.		2,459,000	78,909
ITC Holdings Corp.		2,196,066	74,183
NextEra Energy, Inc.		482,418	50,750
OGE Energy Corp.		3,072,200	91,429
			439,427
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)		1,162,100	30,273
Multi-Utilities - 4.6%
CMS Energy Corp.		1,776,700	60,870
DTE Energy Co.		1,261,900	101,532
Public Service Enterprise Group, Inc.		2,914,700	121,456
Sempra Energy		1,426,097	145,156
			429,014

TOTAL UTILITIES			898,714

TOTAL COMMON STOCKS
(Cost $8,542,921)			9,243,229

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $16,977)		1,041,899	9,044
		Principal Amount (000s)(e)	Value (000s)

Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Ireland 10% 7/30/16 (Cost $13,481)	EUR	10,286	12,087

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% 8/13/15 to 8/20/15(f)
(Cost $3,130)		$3,130	3,130

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (Cost $10,148)(c)(g)	EUR	$6,870	$8,124
		Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.17% (h)		134,722,640	134,723
Fidelity Securities Lending Cash Central Fund, 0.18% (h)(i)		98,221,164	98,221
TOTAL MONEY MARKET FUNDS
(Cost $232,944)			232,944
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $8,819,601)			9,508,558
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(102,408)
NET ASSETS - 100%			$9,406,150

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
114 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	17,092	$(343)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,070,000 or 0.2% of net assets.

 (d) Affiliated company

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,000.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$274
Fidelity Securities Lending Cash Central Fund	1,482
Total	$1,756

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$8,916	$--	$1,472	$--	$--
Cardiome Pharma Corp.	9,170	547	12,051	--	--
Grivalia Properties REIC (formerly Eurobank Properties Real Estate Investment Co.)	57,043	--	--	1,076	40,700
TTM Technologies, Inc.	23,713	5,241	24,592	--	--
Total	$98,842	$5,788	$38,115	$1,076	$40,700

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,013,476	$1,013,476	$--	$--
Consumer Staples	301,451	301,451	--	--
Energy	699,120	699,120	--	--
Financials	2,857,888	2,763,899	43,153	50,836
Health Care	523,955	523,955	--	--
Industrials	1,062,882	1,062,882	--	--
Information Technology	1,158,259	1,158,259	--	--
Materials	661,790	661,790	--	--
Telecommunication Services	74,738	74,738	--	--
Utilities	898,714	898,714	--	--
Corporate Bonds	12,087	--	12,087	--
U.S. Government and Government Agency Obligations	3,130	--	3,130	--
Preferred Securities	8,124	--	8,124	--
Money Market Funds	232,944	232,944	--	--
Total Investments in Securities:	$9,508,558	$9,391,228	$66,494	$50,836
Derivative Instruments:
Liabilities
Futures Contracts	$(343)	$(343)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $8,846,039,000. Net unrealized appreciation aggregated $662,519,000, of which $1,251,102,000 related to appreciated investment securities and $588,583,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

July 31, 2015

1.804877.111
SCS-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.0%
Cooper Tire & Rubber Co.	176,620	$5,816
Horizon Global Corp. (a)	149,694	1,874
Standard Motor Products, Inc.	121,402	4,440
Tenneco, Inc. (a)	227,984	11,356
Visteon Corp. (a)	67,200	6,688
		30,174
Diversified Consumer Services - 0.7%
Service Corp. International	335,800	10,245
Hotels, Restaurants & Leisure - 2.9%
Bloomin' Brands, Inc.	370,084	8,619
Brinker International, Inc.	166,300	9,961
Buffalo Wild Wings, Inc. (a)	49,000	9,583
Domino's Pizza, Inc.	41,800	4,759
Texas Roadhouse, Inc. Class A	270,657	10,661
		43,583
Household Durables - 1.4%
Ethan Allen Interiors, Inc. (b)	357,179	10,783
Jarden Corp. (a)	168,877	9,288
		20,071
Leisure Products - 0.8%
Brunswick Corp.	213,300	11,324
Media - 1.2%
MDC Partners, Inc. Class A (sub. vtg.)	390,700	6,888
Nexstar Broadcasting Group, Inc. Class A	186,435	10,694
		17,582
Multiline Retail - 0.5%
Dillard's, Inc. Class A	74,356	7,575
Specialty Retail - 2.2%
Chico's FAS, Inc.	355,627	5,413
Genesco, Inc. (a)	104,675	6,771
GNC Holdings, Inc.	193,400	9,517
Murphy U.S.A., Inc. (a)	104,600	5,728
Zumiez, Inc. (a)	209,555	5,469
		32,898
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	113,300	8,257
G-III Apparel Group Ltd. (a)	203,610	14,707
Steven Madden Ltd. (a)	280,259	11,681
		34,645

TOTAL CONSUMER DISCRETIONARY		208,097

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	26,080	4,225
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	87,650	8,959
Food Products - 1.3%
Aryzta AG	74,090	3,762
Greencore Group PLC	1,094,600	5,408
Ingredion, Inc.	44,000	3,881
J&J Snack Foods Corp.	56,050	6,634
		19,685
Personal Products - 0.7%
Coty, Inc. Class A	144,500	3,862
Inter Parfums, Inc.	189,000	5,744
		9,606

TOTAL CONSUMER STAPLES		42,475

ENERGY - 3.0%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc.	122,974	2,558
Bristow Group, Inc.	149,551	6,737
Total Energy Services, Inc.	338,300	3,826
		13,121
Oil, Gas & Consumable Fuels - 2.1%
Boardwalk Pipeline Partners, LP	367,300	5,113
Diamondback Energy, Inc.	88,407	5,950
Newfield Exploration Co. (a)	170,288	5,584
PDC Energy, Inc. (a)	101,500	4,765
Stone Energy Corp. (a)	443,267	2,567
Western Refining, Inc.	163,788	7,233
		31,212

TOTAL ENERGY		44,333

FINANCIALS - 23.6%
Banks - 9.9%
Associated Banc-Corp.	885,423	17,452
BancFirst Corp.	123,783	7,874
Bank of the Ozarks, Inc.	471,136	20,793
Banner Corp.	327,029	15,586
BBCN Bancorp, Inc.	826,586	12,688
City National Corp.	72,266	6,497
Huntington Bancshares, Inc.	1,661,100	19,385
Investors Bancorp, Inc.	1,043,100	12,705
MB Financial, Inc.	453,600	15,468
PacWest Bancorp	407,475	18,862
		147,310
Capital Markets - 3.3%
AURELIUS AG	249,242	12,044
OM Asset Management Ltd.	630,689	11,144
Raymond James Financial, Inc.	180,700	10,661
Waddell & Reed Financial, Inc. Class A	334,559	15,025
		48,874
Insurance - 3.3%
Allied World Assur Co. Holdings AG	444,887	18,801
Aspen Insurance Holdings Ltd.	210,010	10,099
Primerica, Inc.	237,169	10,727
StanCorp Financial Group, Inc.	80,123	9,136
		48,763
Real Estate Investment Trusts - 6.1%
Cousins Properties, Inc.	1,224,180	12,707
Equity Lifestyle Properties, Inc.	221,000	12,791
Home Properties, Inc.	213,420	15,729
Kite Realty Group Trust	386,726	10,210
Mid-America Apartment Communities, Inc.	193,800	15,570
National Retail Properties, Inc.	312,959	11,633
Ramco-Gershenson Properties Trust (SBI)	729,850	12,364
		91,004
Thrifts & Mortgage Finance - 1.0%
WSFS Financial Corp.	533,742	15,324

TOTAL FINANCIALS		351,275

HEALTH CARE - 15.5%
Biotechnology - 9.3%
ACADIA Pharmaceuticals, Inc. (a)	173,352	8,461
Agios Pharmaceuticals, Inc. (a)(b)	44,420	4,894
Anacor Pharmaceuticals, Inc. (a)	66,600	9,936
Ardelyx, Inc. (a)	4,901	97
BioCryst Pharmaceuticals, Inc. (a)(b)	326,150	5,049
BioMarin Pharmaceutical, Inc. (a)	35,256	5,157
Biotie Therapies Corp. sponsored ADR	171,200	3,070
bluebird bio, Inc. (a)	30,800	5,108
Cellectis SA sponsored ADR	117,600	4,176
Chimerix, Inc. (a)	126,560	6,801
Coherus BioSciences, Inc.	155,500	5,455
Curis, Inc. (a)	1,450,383	4,554
Dyax Corp. (a)	297,985	7,333
Genocea Biosciences, Inc. (a)(b)	235,858	3,066
Insmed, Inc. (a)	248,272	6,728
Intercept Pharmaceuticals, Inc. (a)	19,503	5,145
Isis Pharmaceuticals, Inc. (a)	73,128	4,017
La Jolla Pharmaceutical Co. (a)	123,700	3,760
Mirati Therapeutics, Inc. (a)(b)	158,506	4,535
Neurocrine Biosciences, Inc. (a)	165,160	8,278
Novavax, Inc. (a)	651,138	7,853
Spark Therapeutics, Inc.	81,100	4,983
TESARO, Inc. (a)	98,300	5,701
Ultragenyx Pharmaceutical, Inc. (a)	70,300	8,501
Xencor, Inc. (a)	235,800	5,280
		137,938
Health Care Equipment & Supplies - 2.7%
CONMED Corp.	61,700	3,500
Hologic, Inc. (a)	159,900	6,661
Integra LifeSciences Holdings Corp. (a)	84,806	5,439
NxStage Medical, Inc. (a)	251,400	3,590
Seaspine Holdings Corp. (a)	19,909	312
Sirona Dental Systems, Inc. (a)	70,400	7,306
Teleflex, Inc.	49,900	6,686
Wright Medical Group, Inc. (a)	245,200	6,336
		39,830
Health Care Providers & Services - 2.1%
AmSurg Corp. (a)	95,900	6,880
Molina Healthcare, Inc. (a)	42,600	3,213
Surgical Care Affiliates, Inc. (a)	224,664	8,542
Team Health Holdings, Inc. (a)	132,000	8,898
Wellcare Health Plans, Inc. (a)	51,200	4,137
		31,670
Life Sciences Tools & Services - 0.4%
Bruker Corp. (a)	314,234	6,615
Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (a)	116,046	5,526
Theravance, Inc. (b)	300,451	4,603
ZS Pharma, Inc. (a)	92,900	5,549
		15,678

TOTAL HEALTH CARE		231,731

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.4%
Moog, Inc. Class A (a)	118,005	7,890
Teledyne Technologies, Inc. (a)	130,057	13,483
		21,373
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A (a)	288,520	12,155
Airlines - 0.6%
JetBlue Airways Corp. (a)(b)	368,100	8,459
Commercial Services & Supplies - 1.2%
Deluxe Corp.	159,200	10,257
West Corp.	266,800	7,697
		17,954
Construction & Engineering - 0.8%
EMCOR Group, Inc.	245,100	11,723
Electrical Equipment - 0.3%
OSRAM Licht AG	82,734	4,710
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	58,200	5,893
Machinery - 3.2%
AGCO Corp.	138,900	7,641
Kornit Digital Ltd. (a)	368,800	5,362
KUKA AG (b)	83,900	7,193
Navistar International Corp. (a)(b)	122,673	2,152
Terex Corp.	157,200	3,484
TriMas Corp. (a)	299,986	7,050
Valmont Industries, Inc.	70,600	7,853
Wabtec Corp.	67,116	6,791
		47,526
Professional Services - 1.9%
Dun & Bradstreet Corp.	75,294	9,394
Huron Consulting Group, Inc. (a)	111,351	8,515
Stantec, Inc.	368,100	10,236
		28,145
Trading Companies & Distributors - 2.1%
Kaman Corp.	210,700	8,316
Titan Machinery, Inc. (a)(b)	469,161	6,592
Watsco, Inc.	92,700	11,888
WESCO International, Inc. (a)	82,000	5,032
		31,828

TOTAL INDUSTRIALS		189,766

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	42,700	5,728
Ixia (a)	663,031	8,752
Radware Ltd. (a)	219,696	4,183
		18,663
Electronic Equipment & Components - 1.5%
CDW Corp.	344,900	12,392
Jabil Circuit, Inc.	113,542	2,299
Trimble Navigation Ltd. (a)	303,600	7,013
		21,704
Internet Software & Services - 3.0%
Bankrate, Inc. (a)	687,665	6,272
EarthLink Holdings Corp.	129,786	953
Gogo, Inc. (a)	50,400	919
IAC/InterActiveCorp	61,600	4,759
MINDBODY, Inc.	142,800	1,399
NIC, Inc.	323,849	5,842
Pandora Media, Inc. (a)	236,500	4,143
Rackspace Hosting, Inc. (a)	203,083	6,911
Stamps.com, Inc. (a)	89,998	6,174
Web.com Group, Inc. (a)	304,595	7,581
		44,953
IT Services - 4.0%
Datalink Corp. (a)	440,660	2,988
ExlService Holdings, Inc. (a)	370,838	14,377
Global Payments, Inc.	171,200	19,190
Maximus, Inc.	222,500	15,177
WEX, Inc. (a)	81,500	8,316
		60,048
Semiconductors & Semiconductor Equipment - 1.8%
Cirrus Logic, Inc. (a)	179,074	5,911
Intersil Corp. Class A	430,900	4,796
Monolithic Power Systems, Inc.	176,930	9,149
PMC-Sierra, Inc. (a)	445,000	3,030
Qorvo, Inc. (a)	65,850	3,816
		26,702
Software - 2.8%
BroadSoft, Inc. (a)	149,585	5,224
CommVault Systems, Inc. (a)	169,523	6,352
Interactive Intelligence Group, Inc. (a)	104,200	4,320
Pegasystems, Inc.	157,000	4,253
Rovi Corp. (a)	287,341	3,158
SolarWinds, Inc. (a)	96,300	3,841
Synchronoss Technologies, Inc. (a)	244,786	11,701
Tangoe, Inc. (a)	325,600	3,588
		42,437
Technology Hardware, Storage & Peripherals - 1.7%
Electronics for Imaging, Inc. (a)	174,575	7,978
Nimble Storage, Inc. (a)	202,100	5,582
Quantum Corp. (a)	3,067,141	3,251
Silicon Graphics International Corp. (a)(b)	666,557	3,406
Super Micro Computer, Inc. (a)	183,888	4,904
		25,121

TOTAL INFORMATION TECHNOLOGY		239,628

MATERIALS - 3.9%
Chemicals - 2.1%
Axiall Corp.	223,254	6,570
PolyOne Corp.	283,799	9,726
Sensient Technologies Corp.	132,600	9,069
Tronox Ltd. Class A	642,564	7,055
		32,420
Containers & Packaging - 1.1%
Avery Dennison Corp.	83,000	5,051
Berry Plastics Group, Inc. (a)	337,440	10,987
		16,038
Metals & Mining - 0.7%
Compass Minerals International, Inc.	105,500	8,440
Steel Dynamics, Inc.	97,800	1,959
		10,399

TOTAL MATERIALS		58,857

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	145,601	1,268
Cogent Communications Group, Inc.	103,800	3,300
FairPoint Communications, Inc. (a)	32,800	545
Lumos Networks Corp.	37,100	518
Towerstream Corp. (a)(b)	2,829,372	4,470
		10,101
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	128,100	2,524

TOTAL TELECOMMUNICATION SERVICES		12,625

UTILITIES - 2.8%
Electric Utilities - 1.5%
El Paso Electric Co.	135,520	4,937
Great Plains Energy, Inc.	166,920	4,358
IDACORP, Inc.	98,300	6,105
Portland General Electric Co.	191,068	6,880
		22,280
Gas Utilities - 0.9%
Atmos Energy Corp.	109,938	6,080
Laclede Group, Inc.	128,200	6,937
		13,017
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	165,700	4,316
NextEra Energy Partners LP	62,100	2,216
		6,532

TOTAL UTILITIES		41,829

TOTAL COMMON STOCKS
(Cost $1,185,620)		1,420,616

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
CytomX Therapeutics, Inc. Series D (c)
(Cost $258)	1,740,428	258

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.17% (d)	64,951,393	64,951
Fidelity Securities Lending Cash Central Fund, 0.18% (d)(e)	38,058,825	38,059
TOTAL MONEY MARKET FUNDS
(Cost $103,010)		103,010
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,288,888)		1,523,884
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(33,091)
NET ASSETS - 100%		$1,490,793

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $258,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
CytomX Therapeutics, Inc. Series D	6/12/15	$258

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$37
Fidelity Securities Lending Cash Central Fund	443
Total	$480

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$208,097	$208,097	$--	$--
Consumer Staples	42,475	42,475	--	--
Energy	44,333	44,333	--	--
Financials	351,275	351,275	--	--
Health Care	231,989	231,731	--	258
Industrials	189,766	189,766	--	--
Information Technology	239,628	239,628	--	--
Materials	58,857	58,857	--	--
Telecommunication Services	12,625	12,625	--	--
Utilities	41,829	41,829	--	--
Money Market Funds	103,010	103,010	--	--
Total Investments in Securities:	$1,523,884	$1,523,626	$--	$258

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,291,094,000. Net unrealized appreciation aggregated $232,790,000, of which $327,794,000 related to appreciated investment securities and $95,004,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2015